Commitments and Contingencies (Details 3)	12 Months Ended
Dec. 31, 2013 item
Labor Agreements
Number of employees under Seafarers Entertainment and Allied Trade Union agreement	128
Number of employees | Represented by a single union
Labor Agreements
Threshold number of employees under agreement for separate disclosure of unions	50